Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share	Basic and Diluted Net Loss per Share
The following tables set forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021 and 2020:

(in thousands, except share and per share data)	Year Ended December 31, 2021	Year Ended December 31, 2020
Numerator:
Net loss attributable to common stockholders	$(50,315)	$(15,619)
Denominator:
Weighted average common shares outstanding	84,481,251	32,990,651
Less: Weighted-average unvested restricted shares and shares subject to repurchase	(17,170)	(3,900,873)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	84,464,081	29,089,778
Net loss per share attributable to common stockholders, basic and diluted:	$(0.60)	$(0.54)
As a result of the Business Combination, the Company has retroactively adjusted the weighted-average number of shares of Common Stock outstanding prior to the Closing Date by multiplying them by the Exchange Ratio of 3.6281 used to determine the number of shares of New Nautilus Common Stock into which they converted (as described in Note 3). The Common Stock issued as a result of the redeemable convertible preferred stock conversion on the Closing Date was included in the basic net loss per share calculation on a prospective basis.
The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have had an antidilutive effect were as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Options to purchase common stock	8,550,076	5,145,547
Employee stock purchase plan	59,085	—
Convertible preferred stock (on an as-converted basis)	—	52,175,965
Unvested restricted common stock	—	569,721
Common stock warrants	—	63,491
Total potentially dilutive common share equivalents	8,609,161	57,954,724